MainStay MacKay DefinedTerm Municipal Opportunities Fund
Portfolio of Investments February 28, 2023† (Unaudited)
	Principal Amount	Value
Municipal Bonds 158.0%
Arizona 0.3% (0.2% of Managed Assets)
Industrial Development Authority of the City of Phoenix (The), Espiritu Community Development Corp., Revenue Bonds
Series A
6.25%, due 7/1/36	$ 1,730,000	$ 1,631,363
California 21.8% (13.5% of Managed Assets)
Calexico Unified School District, Election of 2020, Unlimited General Obligation
Insured: BAM
3.00%, due 8/1/52	3,600,000	2,607,785
California Municipal Finance Authority, LAX Integrated Express Solutions LLC, Revenue Bonds, Senior Lien
Series A
5.00%, due 12/31/43 (a)	5,500,000	5,516,527
California Municipal Finance Authority, United Airlines, Inc. Project, Revenue Bonds
4.00%, due 7/15/29 (a)	2,305,000	2,208,361
Los Angeles Department of Water & Power, Power System, Revenue Bonds
Series A
5.00%, due 7/1/42 (b)	28,900,000	30,390,964
Regents of the University of California Medical Center Pooled, Revenue Bonds (b)
Series B
5.00%, due 5/15/47	10,000,000	10,805,070
Series J
5.00%, due 5/15/43	23,260,000	23,319,278
Sacramento City Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: BAM
5.50%, due 8/1/52	6,000,000	6,680,497
San Diego County Regional Airport Authority, Revenue Bonds (a)
Series B
5.00%, due 7/1/46	3,250,000	3,347,129
Series B
5.00%, due 7/1/51	2,705,000	2,765,695
San Francisco City & County Airport Commission, International Airport, Revenue Bonds
Series B
5.00%, due 5/1/46 (a)(b)	9,500,000	9,617,331
Sweetwater Union High School District, Unlimited General Obligation
Insured: BAM
4.00%, due 8/1/47	5,000,000	4,753,917
		102,012,554
Colorado 1.7% (1.0% of Managed Assets)
City & County of Denver, Airport System, Revenue Bonds
Series A
5.50%, due 11/15/35 (a)	3,000,000	3,414,267
Copper Ridge Metropolitan District, Revenue Bonds
5.00%, due 12/1/39	3,950,000	3,608,811
Sterling Ranch Community Authority Board, Metropolitan District No. 2, Revenue Bonds
Series A
4.25%, due 12/1/50	1,000,000	772,600
		7,795,678

	Principal Amount	Value
District of Columbia 0.6% (0.4% of Managed Assets)
Metropolitan Washington Airports Authority, Dulles Toll Road, Revenue Bonds, Second Lien
Series C, Insured: AGC
6.50%, due 10/1/41 (c)	$ 2,400,000	$ 2,684,800
Florida 16.8% (10.4% of Managed Assets)
City of Miami Beach, Unlimited General Obligation
4.00%, due 5/1/44	5,000,000	4,644,895
4.00%, due 5/1/49	10,000,000	9,031,982
County of Broward, Convention Center Expansion Project, Revenue Bonds
4.00%, due 9/1/51	3,500,000	3,080,503
Insured: BAM
4.00%, due 9/1/51	2,750,000	2,472,586
County of Broward, Convention Center Hotel, Revenue Bonds, First Tier
5.50%, due 1/1/55 (b)	15,600,000	17,204,914
County of Miami-Dade, Transit System, Revenue Bonds
5.00%, due 7/1/45	1,750,000	1,898,156
5.00%, due 7/1/48	1,750,000	1,885,465
JEA Electric System, Revenue Bonds
Series C
5.00%, due 10/1/37 (b)	12,980,000	12,989,771
Orange County Convention Center, Revenue Bonds
Series B
4.00%, due 10/1/33 (b)	25,000,000	25,331,172
		78,539,444
Georgia 0.5% (0.3% of Managed Assets)
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project, Revenue Bonds
Series A, Insured: AGM
4.00%, due 1/1/44	2,470,000	2,273,509
Guam 2.2% (1.4% of Managed Assets)
Antonio B Won Pat International Airport Authority, Revenue Bonds
Series C, Insured: AGM
6.00%, due 10/1/34 (a)	2,440,000	3,472,394
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.50%, due 7/1/43	7,000,000	7,051,003
		10,523,397
Illinois 29.7% (18.5% of Managed Assets)
Chicago Board of Education, Unlimited General Obligation
Series A
7.00%, due 12/1/44	2,880,000	3,035,954
Chicago Board of Education, Dedicated Capital Improvement, Revenue Bonds
5.75%, due 4/1/34	8,000,000	8,408,121
Chicago Board of Education, Dedicated Capital Improvement, Unlimited General Obligation (d)
Series A
7.00%, due 12/1/46	4,000,000	4,312,702
Series B
7.00%, due 12/1/42	3,500,000	3,792,501

	Principal Amount	Value
Illinois
Chicago O'Hare International Airport, Revenue Bonds, Senior lien
Series A, Insured: AGM
5.25%, due 1/1/45 (a)(b)	$ 30,000,000	$ 31,737,902
Chicago O'Hare International Airport, Customer Facility Charge, Revenue Bonds, Senior Lien
Insured: AGM-CR
5.75%, due 1/1/38	5,000,000	5,069,186
City of Chicago, Unlimited General Obligation
Series A
5.25%, due 1/1/27	3,000,000	3,053,706
Series A
5.50%, due 1/1/49	5,000,000	5,121,844
Series A
6.00%, due 1/1/38	7,180,000	7,536,534
Series E
5.50%, due 1/1/42	2,000,000	2,018,549
City of Chicago, Wastewater Transmission, Revenue Bonds, Second Lien
Series C
5.00%, due 1/1/32	7,120,000	7,222,324
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series A
5.00%, due 6/15/57	4,665,000	4,523,332
Series B-1, Insured: AGM
(zero coupon), due 6/15/43	10,000,000	3,742,735
Sales Tax Securitization Corp., Revenue Bonds
Series C, Insured: BAM
5.25%, due 1/1/48 (b)	11,000,000	11,494,437
State of Illinois, Unlimited General Obligation
5.25%, due 7/1/31 (b)	20,000,000	20,079,767
5.50%, due 5/1/30	2,500,000	2,741,250
5.50%, due 5/1/39 (b)	8,380,000	8,879,006
Will County School District No. 114 Manhattan, Unlimited General Obligation
Insured: BAM
5.50%, due 9/1/52	6,000,000	6,615,428
		139,385,278
Massachusetts 4.0% (2.5% of Managed Assets)
Commonwealth of Massachusetts, Unlimited General Obligation
Series C
5.00%, due 10/1/52	3,500,000	3,783,694
Massachusetts Development Finance Agency, North Eastern University Issue, Revenue Bonds
Series A
5.00%, due 3/1/44 (b)	7,000,000	7,065,464
Massachusetts School Building Authority, Revenue Bonds
Series A
5.00%, due 8/15/45 (b)	7,500,000	8,076,818
		18,925,976

	Principal Amount	Value
Michigan 5.6% (3.5% of Managed Assets)
Great Lakes Water Authority Sewage Disposal System, Revenue Bonds, Senior Lien
Series B, Insured: AGM-CR
5.00%, due 7/1/34 (b)	$ 24,940,000	$ 26,466,233
Nebraska 0.5% (0.3% of Managed Assets)
Omaha Public Power District, Electric System, Revenue Bonds
Series A
5.00%, due 2/1/47	2,300,000	2,509,251
Nevada 5.1% (3.2% of Managed Assets)
County of Clark, Regional Transportation Commission of Southern Nevada Motor Fuel Tax, Revenue Bonds
3.00%, due 7/1/42	4,090,000	3,358,655
Las Vegas Convention & Visitors Authority, Convention Center Expansion, Revenue Bonds
Series B
5.00%, due 7/1/43 (b)	20,000,000	20,684,774
		24,043,429
New Hampshire 1.0% (0.6% of Managed Assets)
Manchester Housing and Redevelopment Authority, Inc., Meals & Rooms Tax, Revenue Bonds
Series B, Insured: ACA
(zero coupon), due 1/1/24	4,740,000	4,553,976
New Jersey 4.8% (3.0% of Managed Assets)
New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds
5.25%, due 9/15/29	5,000,000	4,975,780
New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Revenue Bonds
Series A
4.00%, due 11/1/39	3,400,000	3,285,770
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series AA
5.25%, due 6/15/43	4,595,000	4,793,799
Series BB
4.00%, due 6/15/44	1,000,000	931,565
State of New Jersey, COVID-19 General Obligation Emergency Bonds, Unlimited General Obligation
Series A
4.00%, due 6/1/31	2,900,000	3,132,675
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
5.00%, due 6/1/46	300,000	305,993
Series B
5.00%, due 6/1/46	5,000,000	4,950,110
		22,375,692
New York 22.1% (13.7% of Managed Assets)
Metropolitan Transportation Authority, Revenue Bonds
Series A-1
5.00%, due 11/15/45 (b)	22,695,000	22,581,771
Series C-1
5.25%, due 11/15/56	7,100,000	7,091,016

	Principal Amount	Value
New York
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series D-1
5.50%, due 11/1/45	$ 7,000,000	$ 7,925,679
New York Liberty Development Corp., 3 World Trade Center Project, Revenue Bonds
Class 3
7.25%, due 11/15/44 (b)(d)	10,890,000	11,002,478
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series A
5.00%, due 3/15/41 (b)	9,450,000	10,314,839
Series E
4.00%, due 3/15/38	2,000,000	1,993,125
New York State Housing Finance Agency, Revenue Bonds
Series P
3.15%, due 11/1/54	2,375,000	1,683,406
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds
Series A, Insured: AGM
4.00%, due 7/1/36 (a)(b)	20,000,000	19,077,522
Onondaga County Trust for Cultural Resources, Syracuse University Project, Revenue Bonds
4.00%, due 12/1/47	5,000,000	4,653,356
Port Authority of New York & New Jersey, Revenue Bonds
5.50%, due 8/1/52 (a)(b)	10,000,000	10,788,784
Riverhead Industrial Development Agency, Riverhead Charter School, Revenue Bonds
Series A
7.00%, due 8/1/43	3,395,000	3,432,568
Triborough Bridge & Tunnel Authority, Payroll Mobility Tax, Revenue Bonds, Senior Lien
Series D-2
5.25%, due 5/15/47	2,700,000	2,969,628
		103,514,172
North Carolina 0.6% (0.3% of Managed Assets)
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health Obligated Group, Revenue Bonds
Series G
2.45%, due 1/15/48 (e)	2,600,000	2,600,000
Pennsylvania 9.7% (6.0% of Managed Assets)
Allentown Neighborhood Improvement Zone Development Authority, City Center Project, Revenue Bonds
5.00%, due 5/1/42 (d)	1,000,000	971,315
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds
Insured: AGM
4.00%, due 6/1/39	2,370,000	2,307,994
Pennsylvania Economic Development Financing Authority, Capital Region Parking System, Revenue Bonds
Series B, Insured: County Guaranteed
6.00%, due 7/1/53 (b)	14,260,000	14,336,886
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges Package One Project, Revenue Bonds
Series B, Insured: AGM
5.75%, due 12/31/62 (a)(b)	12,465,000	13,328,022
Pennsylvania Turnpike Commission, Revenue Bonds
Series A, Insured: AGM
4.00%, due 12/1/49 (b)	7,470,000	7,311,330

	Principal Amount	Value
Pennsylvania
Southeastern Pennsylvania Transportation Authority, Asset Improvement Program, Revenue Bonds
5.25%, due 6/1/43 (b)	$ 6,500,000	$ 7,253,419
		45,508,966
Puerto Rico 11.4% (7.1% of Managed Assets)
Children's Trust Fund, Asset-Backed, Revenue Bonds
5.50%, due 5/15/39	12,965,000	12,965,753
Commonwealth of Puerto Rico, Restructured, Unlimited General Obligation
Series A-1
4.00%, due 7/1/33	8,500,000	7,616,558
Puerto Rico Electric Power Authority, Revenue Bonds (f)
Series DDD, Insured: AGM
3.625%, due 7/1/23	755,000	752,189
Series DDD, Insured: AGM
3.65%, due 7/1/24	2,830,000	2,788,805
Series PP, Insured: NATL-RE
5.00%, due 7/1/24	1,130,000	1,131,067
Series PP, Insured: NATL-RE
5.00%, due 7/1/25	165,000	165,156
Series TT, Insured: AGM-CR
5.00%, due 7/1/27	310,000	312,095
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AGM
5.00%, due 8/1/27	2,505,000	2,521,930
Series A, Insured: AGM
5.00%, due 8/1/30	1,685,000	1,696,388
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
4.55%, due 7/1/40	2,500,000	2,334,679
Series A-1
5.00%, due 7/1/58	22,940,000	21,283,732
		53,568,352
South Carolina 3.0% (1.8% of Managed Assets)
South Carolina Public Service Authority, Santee Cooper, Revenue Bonds
Series A, Insured: BAM
4.00%, due 12/1/52	5,000,000	4,546,772
Series E, Insured: AGM
5.75%, due 12/1/52 (b)	8,500,000	9,305,464
		13,852,236
Texas 6.3% (3.9% of Managed Assets)
City of Georgetown, Utility System, Revenue Bonds
Insured: AGM
5.25%, due 8/15/52 (b)	7,500,000	8,086,289
City of Lubbock, Electric Light & Power System, Revenue Bonds
Insured: AGM-CR
4.00%, due 4/15/51	10,000,000	9,372,945

	Principal Amount	Value
Texas
Harris County-Houston Sports Authority, Revenue Bonds, Senior Lien
Series A, Insured: AGM, NATL-RE
(zero coupon), due 11/15/38	$ 175,000	$ 75,859
Harris County-Houston Sports Authority, Revenue Bonds, Junior Lien
Series H, Insured: NATL-RE
(zero coupon), due 11/15/28	50,000	39,849
Series H, Insured: NATL-RE
(zero coupon), due 11/15/38	260,000	109,616
San Antonio Water System, Water System, Revenue Bonds, Junior Lien
Series B
5.25%, due 5/15/52	6,000,000	6,555,894
Texas Water Development Board, State Water Implementation, Revenue Bonds
Series A
5.00%, due 10/15/45	5,000,000	5,127,295
		29,367,747
U.S. Virgin Islands 3.4% (2.1% of Managed Assets)
Matching Fund Special Purpose Securitization Corp., United States Virgin Islands Federal Excise Tax, Revenue Bonds
Series A
5.00%, due 10/1/30	1,570,000	1,621,887
Series A
5.00%, due 10/1/32	1,570,000	1,619,804
Series A
5.00%, due 10/1/39	4,710,000	4,638,313
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series A
5.00%, due 10/1/29 (d)	2,980,000	2,758,086
Series A
5.00%, due 10/1/32	3,020,000	2,707,123
Series A, Insured: AGM-CR
5.00%, due 10/1/32	2,690,000	2,691,702
		16,036,915
Utah 3.1% (1.9% of Managed Assets)
City of Salt Lake, International Airport, Revenue Bonds
Series A
5.00%, due 7/1/47 (a)	3,000,000	3,035,005
Intermountain Power Agency, Revenue Bonds
Series A
5.00%, due 7/1/43 (b)	10,580,000	11,523,152
		14,558,157
Virginia 1.0% (0.6% of Managed Assets)
Tobacco Settlement Financing Corp., Asset-Backed, Revenue Bonds, Senior Lien
Series B-1
5.00%, due 6/1/47	5,000,000	4,666,992

	Principal Amount	Value
Washington 1.5% (0.9% of Managed Assets)
State of Washington, Various Purpose, Unlimited General Obligation
Series C
5.00%, due 2/1/46	$ 6,500,000	$ 7,047,141
Washington State Housing Finance Commission, Single Family Program, Revenue Bonds
Series 1N
4.00%, due 6/1/49	100,000	99,390
		7,146,531
Wisconsin 1.3% (0.8% of Managed Assets)
Public Finance Authority, Bancroft NeuroHealth Project, Revenue Bonds
Series A
5.00%, due 6/1/36 (d)	500,000	469,931
Public Finance Authority, Ultimate Medical Academy Project, Revenue Bonds
Series A
5.00%, due 10/1/39 (d)	5,750,000	5,386,123
		5,856,054
Total Investments (Cost $737,155,861)	158.0%	740,396,702
Floating Rate Note Obligations (g)	(60.3)	(282,480,000)
Other Assets, Less Liabilities	2.3	10,675,851
Net Assets Applicable to Common Shares	100.0%	$ 468,592,553

†	Percentages indicated are based on Fund net assets applicable to Common shares.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	All or portion of principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB Residuals and cash.
(c)	Step coupon—Rate shown was the rate in effect as of February 28, 2023.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(f)	Bond insurance is paying principal and interest, since the issuer is in default.
(g)	Face value of Floating Rate Notes issued in TOB transactions.
"Managed Assets" is defined as the Fund’s total assets, minus the sum of its accrued liabilities (other than Fund liabilities incurred for the purpose of creating effective leverage (i.e. tender option bonds) or Fund liabilities related to liquidation preference of any preferred shares issued), which was $753,363,722 as of February 28, 2023.
Abbreviation(s):
ACA—ACA Financial Guaranty Corp.
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
NATL-RE—National Public Finance Guarantee Corp.

The following is a summary of the fair valuations according to the inputs used as of February 28, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds	$ —	$ 740,396,702	$ —	$ 740,396,702

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay DefinedTerm Municipal Opportunities Fund
Notes to Portfolio of Investments February 28, 2023 (Unaudited)
Securities Valuation.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Effective September 8, 2022, and pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board") of the MainStay MacKay DefinedTerm Municipal Opportunities Fund (the "Fund") designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund’s and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of February 28, 2023, is included at the end of the Portfolio of Investments.

The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended February 28, 2023, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.